Fair Value of Financial Instruments and Risk Management - Summary of Net Unrealized Loss (Gain) on Hedged Debt and Related Interest Rate Swaps (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Unrealized loss (gain) on hedged debt	(8)	(14)
Unrealized loss (gain) on fair value interest-rate swaps	8	14
Net unrealized loss (gain)